PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 181,266	$ 1,766,185	$ 1,923,338	$ 1,037,262
Escrow Deposit Disbursements Related to Property Acquisition			0	136,190	281,966	0
Property, Plant and Equipment, Disposals					16,817
Gain (Loss) on Disposition of Property Plant Equipment	$ 0	$ 0	0	0	(16,817)	0
Depreciation	$ 139,989	$ 87,025	$ 423,737	$ 198,788	323,279	$ 173,277
Alternative Solutions, LLC [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment					$ 933,142